LOSS PER SHARE (Details Narrative)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2021 shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible debt current	$ 80,000	$ 77,600		$ 80,000	$ 78,500		$ 75,000	$ 100,000	$ 100,000	$ 100,000
Antidilutive securities, amount		11,111
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities, amount	11,111				11,111
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities, amount		92,917	39,003	92,917	37,917	39,003	39,003
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities, amount		1,097,096	80,087	1,097,096	208,333	80,087	80,087